Russell 2000 1.5x Strategy Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%		8.52%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	11.03%	5.08%		7.03%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.50%	1.58%		4.57%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.56%	2.62%		4.58%